Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2018
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Costs of services and general and administrative costs
5.	Costs of services and general and administrative costs

	Six months ended 30 June 2018	Six months ended 30 June 2017[1]	Year ended 31 December 2017[1]
	£m	£m	£m
Costs of services	6,218.7	6,282.3	12,629.0
General and administrative costs	432.1	643.7	1,267.0
	6,650.8	6,926.0	13,896.0

Costs of services and general and administrative costs include:

	Six months ended 30 June 2018	Six months ended 30 June 2017[1]	Year ended 31 December 2017[1]
	£m	£m	£m
Staff costs	4,032.6	4,177.0	8,319.0
Establishment costs	433.7	443.9	888.6
Media pass-through costs	740.9	701.6	1,429.4
Data collection pass-through costs	286.6	314.2	646.4
Other costs of services and general and administrative costs[2]	1,157.0	1,289.3	2,612.6
	6,650.8	6,926.0	13,896.0

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]

Other costs of services and general and administrative costs include £316.3 million (period ended 30 June 2017: £258.5 million; year ended 31 December 2017: £558.8 million) of other pass-through costs.

Staff costs include:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Wages and salaries	2,805.4	2,919.1	5,832.3
Cash-based incentive plans	74.1	53.8	219.2
Share-based incentive plans	41.6	50.6	105.0
Social security costs	367.7	370.2	720.3
Pension costs	93.1	97.2	192.0
Severance	16.8	34.5	39.5
Other staff costs	633.9	651.6	1,210.7
	4,032.6	4,177.0	8,319.0

Other costs of services and general and administrative costs include:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Amortisation and impairment of acquired intangible assets	84.0	97.8	195.1
Goodwill impairment	—	—	27.1
Gains on disposal of investments and subsidiaries	(189.9)	(5.9)	(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.1)	0.2	0.3
Investment write-downs	1.5	—	95.9
Restructuring costs	45.5	19.2	56.8

In 2018, restructuring costs of £45.5 million (2017: £19.2 million) predominantly comprise severance costs arising from a structural reassessment of certain of the Group’s operations. In the year ended 31 December 2017, restructuring costs of £56.8 million predominantly comprise £33.7 million of severance costs and £12.8 million of costs resulting from the project to transform and rationalise the Group’s IT services and infrastructure, including costs relating to the cyber attack in June 2017.

Gains on disposal of investments and subsidiaries in 2018 include a gain of £185.3 million on the disposal of the Group’s interest in Globant S.A. Gains in the year ended 31 December 2017 include a gain of £92.3 million on the sale of the Group’s interest in Asatsu-DK Inc following its acquisition by Bain Capital.

Investment write-downs in the year ended 31 December 2017 includes £53.1 million in relation to comScore Inc, which had not released any financial statements in relation to its 2015, 2016 or 2017 results due to an internal investigation by their Audit Committee. In 2017, the market value of comScore Inc fell below the Group’s carrying value.